Filed with the Securities and Exchange Commission on January 12, 2012

Securities Act Registration No. 333-169806

Investment Company Act Registration No. 811-22483

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No.

☐

Post-Effective Amendment No.

3

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☐

Amendment No.

4

☒

(Check appropriate box or boxes.)

Copeland Trust

 (Exact Name of Registrant as Specified in Charter)

Eight Tower Bridge, 161 Washington Street, Suite 1650

Conshohocken, PA  19428

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (484) 530-4300

Corporate Filing Solutions LLC

1400 Peoples Plaza STE 104

Newark, Delaware 19702

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Approximate date of proposed public offering:  It is proposed that this filing will become effective:

x Immediately upon filing pursuant to paragraph (b)

o On (date) pursuant to paragraph (b)

o  60 days after filing pursuant to paragraph (a)(1)

o On (date) pursuant to paragraph (a)(1)

o 75 days after filing pursuant to paragraph (a)(2)

o On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

o This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment No. 3 to the Registrant’s Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 12th day of January, 2012.

Copeland Trust

By:/s/ JoAnn M. Strasser

 JoAnn M. Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities and on the 12th day of January, 2012.

Stephen M. Wynne*, Trustee

Bruce M. Aronow*, Trustee

Stephen J. Kneeley*, Trustee

Thomas A. Leonard*, Trustee

Edward C. Rorer*, Trustee

Eric C. Brown*, President and Principal Executive Officer

Mark W. Giovanniello*, Vice-President, Treasurer and Principal Financial Officer

*By: /s/ JoAnn M. Strasser

 JoAnn M. Strasser

Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase